Debt (Narrative - Debt Transactions) (Details) - USD ($) $ in Millions					12 Months Ended
		Mar. 22, 2018	Dec. 11, 2017	Dec. 08, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 28, 2018	Dec. 12, 2017	Dec. 07, 2016	Oct. 27, 2016
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 35.7	$ 40.4	$ 0.0
Coupon rate					5.875%
Principal amount of debt outstanding					$ 2,520.0	3,107.5
Senior Secured Second-Priority Notes | 5.25% Senior Notes
Debt Instrument [Line Items]
Coupon rate					5.25%
Principal amount of debt outstanding				$ 225.0
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity		$ 1,500.0		$ 1,000.0	$ 1,500.0					$ 800.0
Debt instrument, term		5 years		5 years
Outstanding obligations				$ 241.0
Principal amount of debt outstanding					$ 0.0	0.0
Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate					0.75%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate					1.75%
Term Loan | Previous Term Loan A
Debt Instrument [Line Items]
Debt instrument, term				5 years
Principal amount of notes				$ 1,000.0
Principal amount of debt prepaid		$ 950.0
Term Loan | Previous Term Loan B
Debt Instrument [Line Items]
Debt instrument, term				7 years
Principal amount of notes				$ 2,000.0					$ 900.0
Previous Term loan B facility, initial issuance price, percentage				99.50%
Principal amount of debt prepaid			$ 25.0
Term Loan | Previous Term Loan B-1 Facility
Debt Instrument [Line Items]
Debt instrument, term			6 years
Principal amount of notes			$ 900.0
Principal amount of debt prepaid		$ 825.0
Debt instrument, interest rate, stated percentage, amount less than previous interest rate			0.75%
Term Loan | Previous Term Loan B-1 Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.25%
Term Loan | Previous Term Loan B-1 Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate			2.25%
Term Loan | Term Loan A Facility
Debt Instrument [Line Items]
Debt instrument, term		5 years
Principal amount of notes		$ 750.0
Principal amount of debt outstanding	[1]				$ 750.0	987.5
Term Loan | Term Loan A Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate					0.75%
Term Loan | Term Loan A Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate					1.75%
Term Loan | Term Loan B Facility
Debt Instrument [Line Items]
Debt instrument, term		7 years
Principal amount of notes		$ 1,250.0
Principal amount of debt outstanding	[1]				$ 1,250.0	1,600.0
Term Loan | Term Loan B Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.25%
Term Loan | Term Loan B Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate		2.25%
Term Loan | Previous Term Loan B & Previous Term Loan B-1
Debt Instrument [Line Items]
Principal amount of debt prepaid					$ 740.0	$ 400.0
Term Loan | Term Loan Due 2022
Debt Instrument [Line Items]
Debt instrument, term				7 years
Principal amount of debt outstanding				$ 400.0
Senior Notes | 2016 5.875% Senior Notes
Debt Instrument [Line Items]
Principal amount of notes											$ 520.0
Senior Notes | 2018 5.875% Senior Notes
Debt Instrument [Line Items]
Principal amount of notes								$ 512.3
Senior Notes | Starz Senior Notes
Debt Instrument [Line Items]
Principal amount of debt outstanding				675.0
Starz | Starz Merger Financing
Debt Instrument [Line Items]
Proceeds from revolving credit facility used to finance a portion of Starz merger consideration				50.0
Starz | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity										$ 1,000.0
Outstanding obligations				$ 255.0
Minimum | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Coupon rate					0.00%
Minimum | Term Loan | Previous Term Loan B-1 Facility | LIBOR
Debt Instrument [Line Items]
Coupon rate			0.75%
Minimum | Term Loan | Term Loan A Facility | LIBOR
Debt Instrument [Line Items]
Coupon rate					0.00%
Minimum | Term Loan | Term Loan B Facility | LIBOR
Debt Instrument [Line Items]
Coupon rate					0.00%

[1]	As of March 31, 2017, amounts were outstanding under the Previous Term Loan A and Previous Term Loan B, as defined below under the "Debt Transactions" section.